Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of lease expenses

	For the Years Ended December 31,
	2022	2023	2024
Lease cost:
Reduction in the carrying amount of ROU assets	2,254	2,481	1,910
Interest of operating lease liabilities	193	115	90
Expenses for short-term lease within 12 months	216	417	563
Total lease cost	2,663	3,013	2,563

Summary of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	2,944	2,356	2,289
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	2,398	2,358	3,889
Operating lease liability settled through termination of lease:
Operating leases	358	2,301	144

Summary of supplemental balance sheet information related to leases

	As of December 31,
	2022	2023	2024
Weighted-average remaining lease term
Operating leases	1.9 year	1.2 year	2.2 year
Weighted-average discount rate
Operating lease	4.58% per annum	4.55% per annum	3.94% per annum

Schedule of maturities of lease liabilities

Years Ending December 31,	As of December 31, 2024
2025	1,326
2026	1,451
2027	287
Total undiscounted lease payments	3,064
Less: imputed interest	(126)
Total operating lease liabilities	2,938
Amounts due within 12 months	1,237
Non-current operating lease liability	1,701